Warrant Liability (Tables)	9 Months Ended
Sep. 30, 2026
Warrant Liability [Abstract]
Schedule of Warrant Liability

The following table summarizes the changes to the Company’s warrant liability.

	Warrants (‘000)	Fair value
Balance, January 1, 2025	7,527	$18,304
Gain on warrant liability revaluation	-	(14,176)
Balance, December 31, 2025	7,527	$4,128
Loss on warrant liability revaluation	-	8,452
Balance, September 30, 2026	7,527	$12,580

Schedule of Fair Value of Each Warrant was Estimated Using the Black Scholes-Merton Model

The fair value of each warrant was estimated using the Black Scholes-Merton model with the following assumptions:

As at	September 30, 2026	December 31, 2025
Share price $US	$5.65	$4.76
Exercise price $US	$7.83	$9.82
Average risk-free interest rate	3.37%	2.57%
Average expected volatility (1)	42%	39%
Average expected life (years)	2.00	2.75

(1)	Expected volatility has been based on historical share volatility and that of similar market participants.